CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2016	Apr. 30, 2015	Apr. 30, 2014
Current assets:
Cash and cash equivalents	$ 3,293	$ 9,357	$ 5,891
Accounts receivable, net	2,105	1,060	1,325
Prepaid expenses and other current assets	414	346	383
Total current assets	5,812	10,763	7,599
Restricted cash	150	163	165
Property and equipment, net	514	452	434
Goodwill	669	669	669
Total assets	7,145	12,047	8,867
Current liabilities:
Accounts payable	1,515	1,414	981
Accrued liabilities	257	373	587
Deferred revenue	2,875	2,009	2,091
Total current liabilities	4,647	3,796	3,659
Warrant liability		0	2,011
Other non-current liabilities	239	192	0
Total liabilities	$ 4,886	$ 3,988	5,670
Commitments and Contingencies
Stockholders’ equity:
Common stock, $.001 par value; 200,000,000 shares authorized; 8,963,590 shares issued and 8,702,237 shares outstanding as of January 31, 2016 and April 30, 2015, respectively	$ 9	$ 9	6
Treasury stock, at cost, 269,686 common shares as of January 31, 2016 and April 30, 2015	(1,252)	(1,252)	(1,252)
Additional paid-in capital	63,394	61,322	43,323
Accumulated deficit	(59,892)	(52,020)	(38,880)
Total stockholders’ equity	2,259	8,059	3,197
Total liabilities and stockholders’ equity	$ 7,145	$ 12,047	$ 8,867